Reconciliation of Carrying Amounts of Subsidiaries Consolidated by Group and Non Controlling Interests (Detail)	12 Months Ended							12 Months Ended										12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 GIANT INTERACTIVE GROUP, INC. CNY	Dec. 31, 2010 GIANT INTERACTIVE GROUP, INC. CNY	Dec. 31, 2011 GIANT INTERACTIVE GROUP, INC. USD ($)	Dec. 31, 2011 GIANT INTERACTIVE GROUP, INC. Beijing Giant Zhengtu Network Technology Co Ltd CNY	Dec. 31, 2010 GIANT INTERACTIVE GROUP, INC. Shanghai Juxi Network Technology Co Ltd CNY	Dec. 31, 2010 GIANT INTERACTIVE GROUP, INC. Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2011 GIANT INTERACTIVE GROUP, INC. Shanghai Haoji Network Technology Co Ltd CNY	Dec. 31, 2010 GIANT INTERACTIVE GROUP, INC. Shanghai Juyan Network Technology Co Ltd CNY	Dec. 31, 2011 GIANT INTERACTIVE GROUP, INC. Shanghai Jujia Network Technology Co Ltd CNY	Dec. 31, 2010 GIANT INTERACTIVE GROUP, INC. Shanghai Jujia Network Technology Co Ltd CNY	Dec. 31, 2011 Noncontrolling Interest CNY	Dec. 31, 2010 Noncontrolling Interest CNY	Dec. 31, 2011 Noncontrolling Interest USD ($)	Dec. 31, 2011 Noncontrolling Interest Beijing Giant Zhengtu Network Technology Co Ltd CNY	Dec. 31, 2010 Noncontrolling Interest Shanghai Juxi Network Technology Co Ltd CNY	Dec. 31, 2010 Noncontrolling Interest Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2011 Noncontrolling Interest Shanghai Haoji Network Technology Co Ltd CNY	Dec. 31, 2010 Noncontrolling Interest Shanghai Juyan Network Technology Co Ltd CNY	Dec. 31, 2011 Noncontrolling Interest Shanghai Jujia Network Technology Co Ltd CNY	Dec. 31, 2010 Noncontrolling Interest Shanghai Jujia Network Technology Co Ltd CNY
Noncontrolling Interest [Line Items]
Beginning balance		25,785,038			35,532,323	12,460,938	$ 25,357,110								25,785,038	14,782,829	$ 7,306,366
Equity					47,893,184	11,910,070									20,706,816	836,998
Acquisition								88,822,322			(230,775)							13,928,966			(35,549)
Deconsolidation									(1,134,893)	(1,319,023)		(1,927,203)							(1,091,241)	(1,067,296)		(1,855,246)
Dividend declared													(96,900,000)	(12,750,000)									(93,100,000)	(12,250,000)
Net income attributable to non controlling interests	(12,557,442)	(78,234,120)	(26,428,994)	3,562,795	82,860,279	28,292,434									78,234,120	26,428,994
Ending balance	$ 7,306,366	45,519,391	25,785,038		157,977,333	35,532,323	$ 25,357,110								45,519,391	25,785,038	$ 7,306,366